Commitment and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Schedule Of Commitments And Contingencies [Line Items]
Operating leases expiring	Through 2022
Rent expense				$ 29.0	$ 29.4	$ 33.1	$ 1.3
Range of product warranty		1 year	25 years
Warranty claims included				2.1	8.9
Obligation to purchase metals under contracts	$ 16.2
Percentage of above market prices commitments	4.00%